Consolidated Statements of Operations Information - costs of sales and services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 23,677	$ 22,933	$ 22,102
(Reversal of) write-downs of inventories	(21)	(19)	469
Gain on derivative contracts, net	0	(1,376)
Fair value gain on investment property, net of write-down of real estate for sale	(96)	(407)	(757)
(Gain) loss on dispositions of subsidiaries, net	(264)		546
Gains on settlements and derecognition of liabilities	(69)	(390)	(2,600)
Change in fair value of loan payable measured at FVTPL	141	1,616	549
Loss on securities, net	2,436	2,320
Other, including medical and real estate sectors	4,078	6,241	6,561
Total costs of sales and services	$ 29,882	$ 30,918	$ 26,870